Revenues - Schedule of Transaction Prices Allocated to the Remaining Performance Obligations (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	$ 4,695,653	$ 604,510	$ 6,782,609
Within one year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	2,086,957	268,671	2,086,957
After one year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	$ 2,608,696	$ 335,839	$ 4,695,652